Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Ark ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001579982
Document Creation Date	dei_DocumentCreationDate	Sep. 16, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 17, 2014
Prospectus Date	rr_ProspectusDate	Sep. 30, 2014